ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Taishidian Holding CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable	161,829	102,490
Less: Allowance for doubtful accounts	(113,074)	(34,584)
Accounts receivable, net	48,755	67,906	8,054	75,859
Less: allowance for doubtful accounts
Balance at beginning of year	(34,584)	(14,639)
Addition	(78,867)	(24,796)
Written off	377	4,851
Balance at end of year	(113,074)	(34,584)
Discontinued operations
Accounts receivable, net	48,755	67,906	$ 8,054	75,859